UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares				Value

	COMMON STOCK - 60.0%
	BANKS - 1.0%
60,000	Sprott Resource Lending Corp.			$ 93,600

	BEVERAGES - 1.4%
83,000	SkyPeople Fruit Juice, Inc. *			124,500

	COMMERCIAL SERVICES - 1.8%
240,000	Hooper Holmes, Inc. *			165,600

	COMPUTERS - 1.1%
119,686	Rainmaker Systems, Inc. *			95,749

	CONSUMER - 0.9%
7,000	Nutrisystem, Inc.			78,610

	ENERGY-ALTERNATE SOURCES - 3.6%
21,000	Capstone Infrastructure Corp.			86,791
7,900	Clean Energy Fuels Corp. *			168,112
40,440	Comverge, Inc. *			74,410
				329,313
	FOREST PRODUCTS & PAPER - 1.0%
1,000	Domtar Corp.			95,380

	INTERNET - 4.7%
5,000	eBay, Inc. *			184,450
16,000	Yahoo!, Inc. *			243,520
				427,970
	IRON/STEEL - 1.0%
20,000	Labrador Iron Mines Holdings Ltd. *			91,830

	MINING - 3.5%
5,000	Silver Wheaton Corp.			166,000
10,000	Yamana Gold, Inc.			156,200
				322,200
	MISCELLANEOUS MANUFACTURING - 0.4%
100,600	Eastman Kodak Co.			32,091

	OFFICE/BUSINESS EQUIPMENT - 2.8%
32,000	Xerox Corp.			258,560

	OIL & GAS - 15.7%
46,000	Advantage Oil & Gas Ltd. *			154,100
3,000	Canadian Oil Sands *			63,240
115,000	Constellation Energy Partners, LLC *			297,850
10,000	Enerplus Corp.			224,200
1,200	Occidental Petroleum Corp.			114,276
10,000	Pace Oil & Gas Ltd. *			49,300
20,250	Penn Virginia Corp.			92,138
10,825	PostRock Energy Corp.			33,557
4,085	Texas Pacific Land Trust			192,608
66,942	US Energy Corp. Wyoming *			211,537
				1,432,806
	PHARMACEUTICALS - 3.7%
10,000	Bristol-Myers Squibb Co.			337,500

	REITS - 3.9%
6,000	Mack-Cali Realty Corp.			172,920
20,000	Medical Properties Trust, Inc.			185,600
				358,520
	SEMICONDUCTORS - 2.2%
10,000	Micron Technology, Inc. *			81,000
6,000	Omnivision Technologies, Inc. *			120,000
				201,000
	SOFTWARE - 2.3%
6,500	Microsoft Corp.			209,625

	TELECOMMUNICATIONS - 9.0%
6,000	AT&T, Inc.			187,380
15,000	Cisco Systems, Inc.			317,250
7,000	Telecom Argentina SA (ADR)			124,040
5,000	Verizon Communications, Inc.			191,150
				819,820
	TOTAL COMMON STOCK (Cost - $5,693,662)			5,474,674

	EXCHANGE TRADED FUNDS - 6.9%
	ASSET ALLOCATION FUND - 1.7%
6,000	WisdomTree Dreyfus Chinese Yuan Fund *			152,100

	COMMODITY FUND - 3.1%
4,100	Global X Lithium ETF			68,593
4,000	PowerShares DB Agriculture Fund *			112,400
7,000	Sprott Physical Gold Trust			101,080
				282,073
	EQUITY FUND - 2.1%
5,500	ProShares Short Dow30 *			195,195

	TOTAL EXCHANGE TRADED FUNDS (Cost - $638,247)			629,368

	INVESTMENT COMPANIES - 11.5%
	CLOSED-END FUNDS - 11.5%
11,000	Aberdeen Global Income Fund, Inc.			154,550
16,000	Cohen & Steers Infrastructure Fund, Inc.			281,600
18,053	S&P Quality Rankings Global Equity Managed Trust			233,606
8,000	Swiss Helvetia Fund, Inc.			89,680
11,358	Tortoise MLP Fund, Inc.			290,992
	TOTAL INVESTMENT COMPANIES (Cost -$936,714)			1,050,428

Principle Amount		Coupon Rate (%)	Maturity	Market Value

	BONDS & NOTES - 2.5%
	MISCELLANEOUS MANUFACTURING - 0.8%
250,000	Eastman Kodak Co. ^	7.00	4/1/2017	$ 74,375

	OIL & GAS - 1.7%
151,000	Progress Energy Resources Corp.	5.75	6/30/2016	153,403
	TOTAL BONDS & NOTES (Cost - $387,284)			227,778

	TOTAL INVESTMENTS -80.9% (Cost - $7,655,907) (a)			$ 7,382,248
	OTHER ASSETS LESS LIABILITIES- 19.1%			1,738,848
	TOTAL NET ASSETS - 100.0%			$ 9,121,096

* Non-Income producing security.

^ Represents issuer in default on interest payments; non-interest producing security. On January 19, 2012 Eastman Kodak filed for bankruptcy protection, previously accrued interest has been written off.

REIT - Real Estate Investment Trust

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 656,503
	Unrealized Depreciation:			(930,162)
	Net Unrealized Depreciation:			$ (273,659)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,474,674	$ -	$ -	$ 5,474,674
Exchange Traded Funds	629,368	-	-	629,368
Investment Companies	1,050,428	-	-	1,050,428
Bonds & Notes	-	227,778	-	227,778
Total	$ 7,154,470	$ 227,778	$ -	$ 7,382,248

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/29/2012